Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 68,020	€ 67,811
Changes in inventories and raw materials and consumables used	(45,328)	(39,871)
Employee benefits	(45,069)	(43,399)
Other operating expenses	(34,603)	(41,378)
Amortization and depreciation	(12,380)	(7,999)
Other Income/(Expense)	1,755	1,368
Operating Loss	(67,605)	(63,468)
Total Assets	439,561	357,202	€ 421,984
Total Liabilities	279,774	197,691	€ 252,834
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	71,195	73,925
Changes in inventories and raw materials and consumables used	(48,503)	(45,801)
Employee benefits	(45,069)	(43,399)
Other operating expenses	(34,603)	(41,573)
Amortization and depreciation	(12,380)	(7,999)
Other Income/(Expense)	1,755	1,368
Operating Loss	(67,605)	(63,479)
Total Assets	536,600	534,334
Total Liabilities	302,713	256,849
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Revenue	58,299	66,137
Changes in inventories and raw materials and consumables used	(40,009)	(40,164)
Employee benefits	(33,443)	(39,794)
Other operating expenses	(28,476)	(33,992)
Amortization and depreciation	(10,888)	(7,377)
Other Income/(Expense)	1,657	1,360
Operating Loss	(52,860)	(53,830)
Total Assets	364,603	383,861
Total Liabilities	239,591	219,285
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Revenue	12,526	7,593
Changes in inventories and raw materials and consumables used	(8,173)	(5,627)
Employee benefits	(11,265)	(3,426)
Other operating expenses	(5,987)	(7,541)
Amortization and depreciation	(1,491)	(621)
Other Income/(Expense)	97	7
Operating Loss	(14,293)	(9,615)
Total Assets	171,624	150,394
Total Liabilities	62,583	37,523
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Revenue	370	195
Changes in inventories and raw materials and consumables used	(321)	(10)
Employee benefits	(361)	(179)
Other operating expenses	(140)	(40)
Amortization and depreciation	(1)	(1)
Other Income/(Expense)	1	1
Operating Loss	(452)	(34)
Total Assets	373	78
Total Liabilities	539	41
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue	(3,175)	(6,114)
Changes in inventories and raw materials and consumables used	3,175	5,930
Other operating expenses		195
Operating Loss		11
Total Assets	(97,039)	(177,132)
Total Liabilities	€ (22,939)	€ (59,158)